CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (14,437,104)	$ (2,093,183)	¥ (4,016,949)	¥ (5,304,082)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	2,852,315	413,547	1,708,019	1,046,496
Expected credit loss expense	48,707	7,062	54,332	9,654
Inventory write-downs	148,729	21,564	1,105	5,803
Impairment on long-term assets	35,011	5,076	0	25,757
Foreign exchange loss/(gain)	282,888	41,015	10,111	457,382
Share-based compensation expenses	2,295,896	332,874	1,010,140	187,094
Interest and investment income	(174,854)	(25,351)	(105,608)
Gain on extinguishment of debt	(138,332)	(20,056)
Share of loss/(income) of equity investees, net of tax	(377,775)	(54,772)	(62,510)	66,030
Amortization of right-of-use assets	1,141,740	165,537	643,895	499,225
Loss on disposal of property, plant and equipment	12,807	1,857	31,107	127,662
Changes in operating assets and liabilities:
Prepayments and other current assets	(1,239,921)	(179,772)	(38,908)	135,441
Inventory	(6,257,514)	(907,254)	(990,550)	(197,828)
Other non-current assets	(1,849,518)	(268,155)	(3,705,762)	151,953
Amount due from related parties	167,692	24,313	(1,444,122)	(119,128)
Operating lease liabilities	(1,016,571)	(147,389)	(748,799)	(448,466)
Taxes payable	(341,592)	(49,526)	446,984	130,542
Trade and notes receivable	(2,303,364)	(333,956)	(1,717,747)	237,928
Trade and notes payable	11,650,850	1,689,214	6,260,311	3,256,552
Accruals and other liabilities	4,119,375	597,253	2,485,101	836,511
Amount due to related parties	(299,339)	(43,400)	342,597	60,673
Deferred tax liabilities	192,990	27,981	25,199
Other non-current liabilities	1,620,876	235,005	1,778,440	785,695
Net cash provided by/(used in)operating activities	(3,866,008)	(560,516)	1,966,386	1,950,894
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(6,972,854)	(1,010,969)	(4,078,764)	(1,127,686)
Purchases of short-term investments	(87,631,686)	(12,705,400)	(134,316,219)	(7,594,110)
Proceeds from sale of short-term investments	106,658,218	15,463,988	101,121,723	3,738,490
Purchase of available-for-sale debt investment	(120,000)	(17,398)	(650,000)
Purchase of held to maturity debt investments	(1,830,000)	(265,325)	(1,300,000)
Acquisitions of equity investees and equity security investments	(279,043)	(40,457)	(592,570)	(250,826)
Proceeds from disposal of equity investees and equity security investments	286,760	41,576
Proceeds from disposal of available-for-sale debt investment	270,000	39,146
Loan repayment from related parties			50,000
Proceeds from disposal of property, plant and equipment	3,622	525	1,126	163,072
Net cash(used in)/provided by investing activities	10,385,017	1,505,686	(39,764,704)	(5,071,060)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	78,726	11,414	144,562	154,861
Capital withdrawal by non-controlling interests	(3,250)	(471)	(1,000)	(10,500)
Distributions to non-controlling interests	(32,629)	(4,731)
Capital injection from redeemable non-controlling interests				5,000,000
Capital injection from non-controlling interests			100,000
Redemption and repurchase of redeemable non-controlling interests			(8,000,000)	(2,071,515)
Proceeds from issuance of convertible promissory note - third parties			9,560,755	3,014,628
Proceeds from issuance of convertible promissory note - related parties				90,499
Proceeds from borrowings from third parties	6,918,564	1,003,097	6,112,000	1,605,464
Repayments of borrowings from third parties	(8,550,306)	(1,239,678)	(2,432,255)	(964,813)
Proceeds from borrowings from related parties				260,000
Repayment of borrowings from related parties				(285,799)
Principal payments on finance leases	(27,489)	(3,986)	(32,873)	(42,529)
Proceeds from issuance of ordinary shares, net of issuance costs			12,677,554	34,607,139
Net cash provided by/(used in) financing activities	(1,616,384)	(234,355)	18,128,743	41,357,435
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(121,896)	(17,674)	(500,959)	(682,040)
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	4,780,729	693,141	(20,170,534)	37,555,229
Cash, cash equivalents and restricted cash at beginning of the year	18,374,564	2,664,061	38,545,098	989,869
Cash, cash equivalents and restricted cash at end of the year	23,155,293	3,357,202	18,374,564	38,545,098
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property, plant and equipment	4,172,758	604,993	1,458,767	749,799
Issuance of restricted shares			148,869	54,512
Conversion of convertible senior notes to ordinary shares	217,922	31,596	4,348,212	3,963,299
Accretion on redeemable non-controlling interests to redemption value	279,355	40,503	6,586,579	311,670
Settlement of capped call options and zero strike call options			1,849,600
Shareholder's contribution			18,535
Supplemental Disclosure
Interest paid	274,347	39,777	218,830	333,877
Income taxes paid	¥ 77,187	$ 11,191	¥ 6,007	¥ 13,172